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                                 UNITED STATES
                       SECURITIES AND EXHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     L.E. Simmons & Associates Incorporated
Address:  600 Travis Street, Suite 6600
          Houston, Texas 77002

Form 13F File Number: 28-15468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony F. DeLuca
Title:  Managing Director
Phone:  (713) 227-7888

Signature, Place, and Date of Signing:

 /s/ Anthony F. DeLuca          Houston, Texas               5/14/13
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number  Name

28-

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  1247287
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number  Name

     28-

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                          FORM 13F INFORMATION TABLE

COLUMN 1         COLUMN 2 COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------         -------- --------- -------- ----------------- ---------- -------- ------------------
NAME OF          TITLE OF            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
ISSUER            CLASS    CUSIP    (X$1000) PRN AMT  PRN CALL DISCRETION MANAGER  SOLE  SHARED  NONE
------           -------- --------- -------- -------- --- ---- ---------- -------- ---- -------- ----
Forum
  Technologies,
  Inc.            Common  34984V100 1247287  43368818 SH          SOLE       0          43368818